Basis of Presentation and Significant Accounting Policies - Narrative (Details) - USD ($) $ in Millions				6 Months Ended		12 Months Ended	120 Months Ended
	Dec. 30, 2021	Sep. 17, 2021	Jun. 30, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2018	Dec. 31, 2021	Jan. 01, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Intangible assets, useful life				7 years	5 years		7 years
Maximum uncollateralized threshold for derivative counter party, single level entity				$ 10
Gross Profit Estimates Term for Most Contracts				20 years
The Hartford Financial Services Group
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Period of continuing involvement after disposal						5 years
Lincoln National Life Insurance Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Maximum reinsured deposits		$ 1,500
Allianz | Reinsurance Agreement, Assumed Reinsurance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assumed reinsurance, consideration transferred	$ 693
Payment for ceded commissions	866
Assumed reinsurance, deferred gain	$ 25
Allianz | Reinsurance Agreement, Assumed Reinsurance | Fixed Indexed Annuities, Block One
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	100.00%
Allianz | Reinsurance Agreement, Assumed Reinsurance | Fixed Indexed Annuities, Block Two
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	5.00%
TR Re | Reinsurance Agreement, Affiliated Reinsurance Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Payment for ceded commissions	$ 100
Assumed reinsurance, deferred gain	805
Payment for assumed reinsurance, tax settlement	$ 84
TR Re | Reinsurance Agreement, Affiliated Reinsurance Agreement | Variable Annuity and Payout Annuity Blocks
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	50.00%
TR Re | Reinsurance Agreement, Affiliated Reinsurance Agreement | Variable Annuity Guarantees and Structured Settlement Contracts
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Reinsured risk, percentage	100.00%
Sixth Street | Talcott Resolution Life, Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Voting interest acquired			100.00%		100.00%
Consideration transferred			$ 2,250
Consideration transferred, pre-closing dividend			500
Consideration transferred, cash			$ 1,734
Cumulative effect of accounting changes, net of tax | Accounting Standards Update 2016-13 | Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net decrease to retained earnings								$ (11)